Accumulated Other Comprehensive Income (Loss) - Schedule of Reclassification Out of Accumulated Other Comprehensive Income (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net sales	$ 6,634	$ 8,564	$ 12,259	$ 15,775
Cost of goods sold	5,456	6,922	10,172	12,799
Other, net	112	86	212	198
Interest expense	282	338	566	649
Income taxes	126	158	203	301
Net Income	122	358	145	459
Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net Income	90	(1)	173	(6)
Reclassification out of Accumulated Other Comprehensive Income | Unrealized Gain (Loss) on Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net sales	9	(8)	13	(12)
Cost of goods sold	73	(37)	124	(50)
Other, net	2	12	28	12
Interest expense	2	12	5	5
Income taxes	(18)	6	(41)	14
Net Income	68	(15)	129	(31)
Reclassification out of Accumulated Other Comprehensive Income | Change in Retirement Plans' Funded Status [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of actuarial losses	27	19	55	36
Amortization of prior service cost	(2)	(2)	(5)	(5)
Income taxes	(3)	(3)	(6)	(6)
Net Income	$ 22	$ 14	$ 44	$ 25